Basis of presentation - property, plant and equipment (Details)	Dec. 31, 2019
Industrial buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage	3.00%
Industrial buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage	10.00%
Plant, machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage	3.00%
Plant, machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage	33.00%
Other assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage	5.00%
Other assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage	33.00%